INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net deferred tax liability (asset)					$ 8,447
Net operating loss carryforwards					102,970	50,000
Valuation allowance					$ 20,508	$ 10,761
Effective income tax rate	0.70%	0.00%	1.30%	0.00%	2.90%	0.00%
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	22.00%	22.00%